Fair Value Measurements	12 Months Ended
Mar. 31, 2011
Fair Value Measurements

(16) Fair Value Measurements

Honda applies the FASB Accounting Standards Codification (ASC) 820 “Fair Value Measurements and Disclosures”. This standard defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction, and emphasizes that a fair value measurement should be determined based on the assumptions that market participants would use in pricing an asset or liability.

This standard establishes a three-level hierarchy to be used when measuring fair value. The following is a description of the three hierarchy levels:

Level 1	Quoted prices (unadjusted) in active markets for identical assets or liabilities that the Company has the ability to access as of the measurement date

Level 2	Inputs other than quoted prices included within Level 1 that are observable for the assets or liabilities, either directly or indirectly

Level 3	Unobservable inputs for the assets or liabilities

The level in the fair value hierarchy within which a fair value measurement in its entirety falls is based on the lowest input that is significant to the fair value measurement in its entirety.

The following tables present the assets and liabilities measured at fair value on a recurring basis as of March 31, 2010 and 2011.

	Yen (millions)
As of March 31, 2010	Level 1	Level 2	Level 3	Gross fair value	Netting adjustment	Net amount
Assets:
Retained interests in securitizations	¥—	¥—	¥27,555	¥27,555	¥—	¥27,555
Derivative instruments
Foreign exchange instruments (notes 1(q) and 17)	—	70,905	—	70,905	—	—
Interest rate instruments (notes 1(q) and 17)	—	35,352	1,025	36,377	—	—

Total derivative instruments	—	106,257	1,025	107,282	(44,417)	62,865

Available-for-sale securities
Marketable equity securities	94,560	—	—	94,560	—	94,560
Auction rate securities	—	—	10,041	10,041	—	10,041

Total available-for-sale securities	94,560	—	10,041	104,601	—	104,601

Total	¥94,560	¥106,257	¥38,621	¥239,438	¥(44,417)	¥195,021

Liabilities:
Derivative instruments
Foreign exchange instruments (notes 1(q) and 17)	¥—	¥(23,432)	¥—	¥(23,432)	¥—	¥—
Interest rate instruments (notes 1(q) and 17)	—	(61,087)	—	(61,087)	—	—

Total derivative instruments	—	(84,519)	—	(84,519)	44,417	(40,102)

Total	¥—	¥(84,519)	¥—	¥(84,519)	¥44,417	¥(40,102)

	Yen (millions)
As of March 31, 2011	Level 1	Level 2	Level 3	Gross fair value	Netting adjustment	Net amount
Assets:
Retained interests in securitizations	¥—	¥—	¥—	¥—	¥—	¥—
Derivative instruments
Foreign exchange instruments (notes 1(q) and 17)	—	57,880	—	57,880	—	—
Interest rate instruments (notes 1(q) and 17)	—	29,759	154	29,913	—	—

Total derivative instruments	—	87,639	154	87,793	(26,641)	61,152

Available-for-sale securities
Marketable equity securities	92,421	—	—	92,421	—	92,421
Auction rate securities	—	—	6,948	6,948	—	6,948

Total available-for-sale securities	92,421	—	6,948	99,369	—	99,369

Total	¥92,421	¥87,639	¥7,102	¥187,162	¥(26,641)	¥160,521

Liabilities:
Derivative instruments
Foreign exchange instruments (notes 1(q) and 17)	¥—	¥(15,712)	¥—	¥(15,712)	¥—	¥—
Interest rate instruments (notes 1(q) and 17)	—	(32,435)	(155)	(32,590)	—	—

Total derivative instruments	—	(48,147)	(155)	(48,302)	26,641	(21,661)

Total	¥—	¥(48,147)	¥(155)	¥(48,302)	¥26,641	¥(21,661)

Derivative asset and liability positions are presented net by counterparty on the consolidated balance sheets when valid master netting agreement exists and the other conditions set out in the FASB Accounting Standards Codification (ASC) 210-20 “Balance Sheet-Offsetting” are met.

The following tables present a reconciliation during the year ended March 31, 2010 and 2011 for all Level 3 assets and liabilities measured at fair value on a recurring basis.

	Yen (millions)
For the year ended March 31, 2010	Retained interests in securitizations	Interest rate instruments (notes 1(q) and 17)	Auction rate securities	Total
Balance at beginning of year	¥45,648	¥2,294	¥9,906	¥57,848
Total realized/unrealized gains or losses
Included in earnings	8,990	1,164	—	10,154
Included in other comprehensive income (loss)	—	—	1,746	1,746
Purchases, issuances, and settlements, net	(25,706)	(2,341)	(1,155)	(29,202)
Foreign currency translation	(1,377)	(92)	(456)	(1,925)

Balance at end of year	¥27,555	¥1,025	¥10,041	¥38,621

The amounts of total gains or losses for the period attributable to the change in unrealized gains or losses relating to assets and liabilities still held at the reporting date
Included in earnings	¥4,834	¥625	¥—	¥5,459
Included in other comprehensive income (loss)	—	—	1,746	1,746

	Yen (millions)
For the year ended March 31, 2011	Retained interests in securitizations	Interest rate instruments (notes 1(q) and 17)	Auction rate securities	Total
Balance at beginning of year	¥27,555	¥1,025	¥10,041	¥38,621
Adjustment resulting from the adoption of new accounting standards on variable interest entities (notes 1(c) and 4)	(27,555)	(1,027)	—	(28,582)
Total realized/unrealized gains or losses
Included in earnings	—	2	(96)	(94)
Included in other comprehensive income (loss)	—	—	349	349
Purchases, issuances, and settlements, net	—	—	(2,329)	(2,329)
Foreign currency translation	—	(1)	(1,017)	(1,018)

Balance at end of year	¥—	¥(1)	¥6,948	¥6,947

The amounts of total gains or losses for the period attributable to the change in unrealized gains or losses relating to assets and liabilities still held at the reporting date
Included in earnings	¥—	¥—	¥—	¥—
Included in other comprehensive income (loss)	—	—	67	67

Total realized/unrealized gains or losses related to retained interests in securitizations, including those held at the reporting date, were included in net sales and other operating revenue in the consolidated statements of income for the year ended March 31, 2010.

Total realized/unrealized gains or losses related to interest rate instruments, including those held at the reporting date, are included in other income (expenses) – other, net, in the consolidated statements of income.

The valuation methodologies the assets and liabilities measured at fair value on a recurring basis are as follows:

Retained interests in securitizations

The fair values of the retained interests in securitizations are estimated by calculating the present value of the future cash flows using a discount rate commensurate with the risks involved. In order to estimate cash flows, Honda utilizes various significant assumptions including market observable inputs such as forward interest rates, as well as internally developed inputs, such as prepayment speeds, delinquency levels and credit losses. Fair value measurement for retained interests in securitization is classified as Level 3.

Foreign exchange and interest rate instruments (see notes 1(q) and 17)

The fair values of foreign currency forward exchange contracts and foreign currency option contracts are estimated using market observable inputs such as spot exchange rates, discount rates and implied volatility. Fair value measurement for foreign currency forward exchange contracts and foreign currency option contracts are classified as Level 2. The fair values of currency swap agreements and interest rate swap agreements are estimated by discounting future cash flows using market observable inputs such as LIBOR rates, swap rates, and foreign exchange rates. Fair value measurement for these currency swap agreements and interest rate swap agreements are classified as Level 2.

The fair values of a limited number of interest rate swap agreements related to certain off –balance sheet securitizations are estimated using significant assumptions including market observable inputs, as well as internally developed prepayment assumptions as an input into the model, in order to forecast future notional amounts on these structured derivative contracts. Accordingly, fair value measurement for these derivative contracts is classified as Level 3.

The credit risk of Honda and its counterparties are considered on the valuation of foreign exchange and interest rate instruments.

Marketable equity securities

The fair value of marketable equity securities is estimated using quoted market prices. Fair value measurement for marketable equity securities is classified as Level 1.

Auction rate securities

The subsidiary’s auction rate securities (ARS) holdings were AAA rated and are insured by qualified guarantee agencies, and reinsured by the Secretary of Education and United States Government, and are guaranteed about 95% by the United States Government. The ARS market had been illiquid as of March 31, 2010 and 2011, and no readily observable prices exist, Honda measured the fair value of the ARS based on the discounted future cash flows. In order to assess various kinds of risks, such as liquidity risk, Honda used third-party developed valuation model which obtains a wide array of market observable inputs, as well as unobservable inputs including probability of passing or failing auction at each auction. Fair value measurement for auction rate securities is classified as Level 3.

Honda does not have significant financial assets and financial liabilities measured at fair value on a nonrecurring basis as of and for the year ended March 31, 2010 and 2011.

Honda also adopted Statement of Financial Accounting Standards (SFAS) No. 157, “Fair Value Measurements” which is now codified in the FASB Accounting Standards Codification (ASC) 820 “Fair Value Measurements and Disclosures” for nonfinancial assets and nonfinancial liabilities, recognized or disclosed at fair value in the financial statements on a nonrecurring basis effective April 1, 2009. Honda does not have significant nonfinancial assets and nonfinancial liabilities measured at fair value on a nonrecurring basis as of and for the year ended March 31, 2010 and 2011.

Honda has not elected the fair value option for the fiscal year ended March 31, 2010 and 2011.

The estimated fair values of significant financial instruments at March 31, 2010 and 2011 are as follows:

	Yen (millions)
	2010		2011
	Carrying amount	Estimated fair value	Carrying amount	Estimated fair value
Finance subsidiaries-receivables *	¥3,569,760	¥3,638,964	¥3,642,235	¥3,701,218
Held-to-maturity securities	18,766	18,862	40,725	40,649
Debt	(4,101,675)	(4,191,389)	(4,100,435)	(4,159,300)

*	The carrying amounts of finance subsidiaries-receivables at March 31, 2010 and 2011 in the table exclude ¥411,228 million and ¥333,979 million, respectively, of direct financing leases, net, classified as finance subsidiaries-receivables in the consolidated balance sheets. The carrying amounts of finance subsidiaries-receivables at March 31, 2010 and 2011 in the table also include ¥519,495 million and ¥496,233 million of finance receivables classified as trade accounts and notes receivable and other assets in the consolidated balance sheets, respectively.

The estimated fair values have been determined using relevant market information and appropriate valuation methodologies. However, these estimates are subjective in nature and involve uncertainties and matters of significant judgment and, therefore, cannot be determined with precision. The effect of using different assumptions and/or estimation methodologies may be significant to the estimated fair values.

The methodologies and assumptions used to estimate the fair values of financial instruments are as follows:

Cash and cash equivalents, trade receivables and trade payables

The carrying amounts approximate fair values because of the short maturity of these instruments.

Finance subsidiaries-receivables

The fair values of retail receivables and commercial loans were estimated by discounting future cash flows using the current rates for these instruments of similar remaining maturities. Given the short maturities of wholesale flooring receivables, the carrying amount of those receivables approximates fair value.

Held-to-maturity securities

The fair values of Government bonds and U.S. government and agency debt securities were estimated by using quoted market prices. The carrying amount of certificates of deposit approximates fair value because of the short maturity of the instrument.

Debt

The fair values of bonds and notes were estimated based on the quoted market prices for the same or similar issues. The fair value of long-term loans was estimated by discounting future cash flows using rates currently available for loans of similar terms and remaining maturities. The carrying amounts of short-term bank loans and commercial paper approximate fair values because of the short maturity of these instruments.